Note 14 - Supplemental Balance Sheet Information - Other Noncurrent Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepayment of property and equipment	$ 1,544	$ 0
Deductible input value-added tax	1,304	1,256
Others	271	24
Total	$ 3,119	$ 1,280